Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2024	Sep. 30, 2023
Non-current assets
Goodwill	€ 1,581,085	€ 1,593,917
Intangible assets (other than goodwill)	1,681,432	1,705,736
Property, plant and equipment	312,452	286,053
Right-of-use assets	162,929	122,984
Other assets	37,285	38,234
Total non-current assets	3,775,183	3,746,924
Current assets
Inventories	619,125	595,092
Right to return assets	2,319	1,132
Trade and other receivables	201,488	91,764
Current tax assets	8,968	10,361
Other current assets	30,774	37,789
Cash and cash equivalents	404,347	344,408
Total current assets	1,267,021	1,080,546
Total assets	5,042,204	4,827,470
Shareholders' equity
Ordinary shares	0	182,721
Share premium	2,524,270	1,894,384
Treasury shares	(343,645)
Other capital reserve	68,920	65,394
Retained earnings	365,113	225,976
Accumulated other comprehensive income	26,564	32,114
Total shareholders' equity	2,641,222	2,400,589
Non-current liabilities
Loans and borrowings	1,325,221	1,815,695
Tax receivable agreement liability	353,557
Lease liabilities	138,561	103,049
Provisions for employee benefits	2,933	2,716
Other provisions	2,255	2,074
Deferred tax liabilities	124,841	109,794
Deferred income	13,672	10,634
Other liabilities	4,766	4,338
Total non-current liabilities	1,965,806	2,048,300
Current liabilities
Loans and borrowings	17,140	37,343
Lease liabilities	34,733	27,010
Trade and other payables	146,762	123,012
Accrued liabilities	35,013	38,645
Other financial liabilities	6,553	7,085
Other provisions	30,487	36,495
Contract liabilities	10,374	7,018
Current tax liabilities	132,309	83,332
Deferred income	0	2,680
Other current liabilities	21,805	15,961
Total current liabilities	435,176	378,581
Total liabilities	2,400,982	2,426,881
Total shareholders' equity and liabilities	€ 5,042,204	€ 4,827,470